April 30, 1998

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Colonial Trust VII (the "Trust")
         Newport Tiger Fund

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the multi class Prospectus, class Z Prospectus and Statement of Additional Information dated April 30,1998 for the Fund does not differ from that contained in Post-Effective Amendment No. 12 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 27, 1998.

Very truly yours,

COLONIAL TRUST VII



By:Ellen Harrington
   Assistant Secretary

cc:       J. Mussey
          T. Tuttle
          M. Muller (2)
          M. Telman
          D. Young (2)
          E. Edson